Deferred day 1 profits or losses - Changes of deferred day 1 profits or losses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss [abstract]
Beginning balance	₩ 7,848	₩ 17,964	₩ 29,111
Changes in aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss [abstract]
New transactions	0	0	21,656
Amounts recognized in losses	(7,820)	(10,116)	(32,803)
Ending balance	₩ 28	₩ 7,848	₩ 17,964
Description of accounting policy for recognising difference between fair value at initial recognition and amount determined using valuation technique	In case some variables to measure fair values of financial instruments are not observable in the market, valuation techniques are utilized to evaluate such financial instruments. Those financial instruments are recorded the transaction price as at the time of acquisition, even though there are difference noted between the transaction price and the fair value. The table above presents the difference yet to be realized as profits or losses.